Intangible Assets, Amortization Expense (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2020 (actual)	$ 403
Estimate for year ended December 31,
2021	325
2022	284
2023	247
2024	211
2025	177
MSRs [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2020 (actual)	308
Estimate for year ended December 31,
2021	244
2022	216
2023	188
2024	163
2025	138
Customer relationship and other intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2020 (actual)	95
Estimate for year ended December 31,
2021	81
2022	68
2023	59
2024	48
2025	$ 39